Gains and losses on disposal and main changes in scope of consolidation	12 Months Ended
Dec. 31, 2018
Gains and losses on disposal and main changes in scope of consolidation [abstract]
Gains and losses on disposal and main changes in scope of consolidation

NOTE 3  Gains and losses on disposal and main changes in scope of consolidation

3.1 Gains (losses) on disposal of investments and activities

Gains (losses) on disposal of investments  and activities in 2018 amount to 17 million euros, compared to (5) million euros in 2017 and 59 million euros in 2016 (mainly related to the disposal of Fime for 49 million euros).

The loss on disposal associated with BT securities in 2018 and in 2017 is presented under "Effects resulting from BT stake" and detailed in Note 11.7.

The gain on disposal associated with EE securities in 2016 is presented under “Net income from discontinued operations (EE)”.

3.2 Main changes in the scope of consolidation

Changes in the scope of consolidation during 2018

Basefarm acquisition

On August 14, 2018, the Group acquired 100% of Basefarm for an amount of 234 million euros.

(in millions of euros)	At acquisition date
Acquisition cost	234
Cash acquired net of transaction costs	(4)
Cash paid for investment securities, net of cash acquired	230

In accordance with IFRS 3R – Business Combinations, the Group has one year from the acquisition date to measure the fair value of identifiable assets and liabilities assumed. Work is not finalized yet. Amounts disclosed as at December 31, 2018 are thus temporary and will be reviewed during first semester of 2019.

(in millions of euros)	At acquisition date
Acquisition cost (a)	234
Net book value acquired before fair value measurement (b)	(58)
Goodwill (a)-(b)	292

This acquisition has no significant impact on revenues in 2018.

Acquisition of Business & Decision

Following the acquisition of Business & Decision on June 5, 2018 and the purchase of additional securities as part of the friendly tender offer finalized on July 19, 2018, the Group acquired a stake of 81.8% of the capital of Business & Decision at a price of 50 million euros. Furthermore, Orange signed an agreement to acquire 4.9% more of the capital.

(in millions of euros)	At acquisition date
Acquisition cost 81.8%	50
Cash acquired net of transaction costs	(18)
Cash paid for investment securities, net of cash acquired	32

Goodwill was recognized in the amount of 29 million euros, after allocation of the purchase price to identifiable assets and liabilities assumed :

(in millions of euros)	At acquisition date
Acquisition cost 81.8%	50
Fair value of non controlling interests	12
Acquisition cost (a)	62
Net book value acquired	7
Effects of fair value measurement:
Customer relationship(1)	18
Trademark (2)	8
Others intangibles(3)	4
Net deferred tax	(4)
Net asset remeasured at fair value (b)	33
Goodwill (a)-(b)	29

(1) Depreciation over 10 years

(2) Depreciation over 7 years

(3) Specific technology depreciated over 9 years

The residual goodwill mainly corresponds to headcount.

The effect of the acquisition of Business & Decision on revenue in 2018 amounts to 108 million euros.

Since July 19, 2018, Orange acquired 6.4% of the capital of Business & Decision. As at December 31, 2018, Orange holds 88.2% of the capital of Business & Decision (93.1% including the shares under reciprocal promises).

Changes in the scope of consolidation during 2017

No significant change in consolidation scope occurred during 2017.

Changes in the scope of consolidation during 2016

Disposal of EE

On January 29, 2016, Orange sold its entire stake in EE to BT Group Plc (BT) in exchange for 3,438 million pounds sterling (4,500 million euros) in cash and a 4% stake in the BT entity valued at 1,877 million pounds sterling (2,462 million euros) at the opening share price of January 29, 2016. After final price adjustments, the proceeds, net of transaction costs, stand at 4,481 million euros.

The Group set up hedging policies to cover the foreign exchange risk to which it was exposed through its stake in EE, denominated in pounds sterling (see Note 11.8). The net tax impact of this hedging was immaterial on the gain on disposal.

(in millions of euros)
EE’s net disposal value (1)	(a)	7,138
EE’s net book value	(b)	(5,725)
Other comprehensive income reclassified in profit or loss (2)	(c)	840
Consolidated net income after tax of discontinued operations in 2016	(a) + (b) + (c)	2,253
Indemnity received from BT(3)		29
Total Consolidated net income after tax of discontinued operations in 2016 and 2017		2,282

(1)	Included transaction costs and 173 million euros of dividends paid by EE before the disposal in January 2016.
(2)	Mainly included 836 million euros of cumulative translation adjustment reclassified in profit or loss.
(3)	Mainly includes the indemnity received from BT for 50 million euros, offset by tax effect.

The warranties given to BT Group Plc within the context of the EE disposal are described in Note 14.2.

The evolution of the BT securities held as a result of this transaction is described in Note 11.7.

Entities acquired in Africa

The Group has acquired several mobile operators in various African countries:

–  on April 5, 2016, Cellcom Telecommunications Inc. in Liberia, controlled by Orange Côte d’Ivoire;

–  on April 20, 2016, Oasis SA in the Democratic Republic of the Congo (operator Tigo in the DRC) from the Millicom Group;

–  on June 22, 2016, Airtel in Burkina Faso from the Bharti Group, controlled by Orange Côte d’Ivoire;

–  on July 19, 2016, Airtel in Sierra Leone from the Bharti Group, controlled by the Sonatel Group.

			Burkina	Sierra
(in millions of euros)	Liberia	DRC	Faso	Leone
Acquisition cost (1)	104	160	500	207
Loan reimbursement to former shareholders	16	—	—	79
Cash acquired net of transaction costs	2	18	(6)	—
Cash paid for investment securities, net of cash acquired	122	178	494	286

(1)	The price paid for the acquisitions in Burkina Faso and Sierra Leone includes in 2018, earn out mainly related to net debt, working capital and capital expenditures in 2018.

In accordance with IFRS 3R – Business Combinations, the fair value measurement of identifiable assets acquired and liabilities assumed, was finalized during the 2017 fiscal year. The adjustments recognized compared to the amounts published in 2016 were not significant and had no impact on the income of the period.

			Burkina	Sierra
At acquisition date (in millions of euros)	Liberia	DRC	Faso	Leone
Acquisition cost (a)	104	160	500	207
Net book value acquired	5	67	50	(16)
Effects of fair value measurement:
Customer base (1)	10	—	31	6
Trademark (2) (3)	6	1	1	0
Net deferred tax	(4)	(0)	(9)	(2)
Net asset remeasured at fair value (b)	17	68	73	(12)
Goodwill (a)-(b)	87	92	427	219

(1)	Depreciation over 5 years in Liberia, 4 years in Burkina Faso and Sierra Leone.
(2)	Depreciation over 15 years in Liberia.
(3)	Depreciation over 1 year in DRC, Burkina Faso and Sierra Leone (rights of use granted by sellers for 1 year and rebranding expected in 2017 by the Group).

Fair value has been measured using the relief from royalty method for the brand and the excess earnings method for the customer base.

Goodwill primarily corresponded to the launch of Orange in new African countries and also the expected synergies in the DRC at the acquisition date between Orange RDC and Oasis SA (these two entities merged on September 30, 2016). The reassessment of the business outlook in the DRC resulted in a goodwill impairment loss (see Note 7.1).

The impact on revenues related to the acquisition of these entities in 2016 amounted to 222 million euros.

Acquisition of Groupama Banque (renamed Orange Bank)

On October 4, 2016, the Group acquired a 65% stake in Groupama Banque. This take-over was carried out through a share exchange between Orange and Groupama for a total amount of 170 million euros, with an impact on consolidated equity. The Group received general and specific warranties.

The badwill, which resulted in a gain in income in 2016 of 97 million euros reflects the low return on equity, the level of which is set by regulation at a high level to allow for this type of activity. On the acquisition date, no shortfall in the profitability of operations can give rise to the recognition of a liability in the purchase price allocation. This situation also reflects the current characteristics of the banking market: recent acquisitions in the segment have generally been carried out at a price lower than the carrying value of the target entity’s equity.

Significant litigations concerning Orange Bank are disclosed in Note 16.5.

In 2017, following the completion of work to assess the fair value of identifiable assets acquired and liabilities assumed, the goodwill fell by (27) million euros, implying the recognition of a loss in income for the period, presented under "Effects resulting from business combinations".

The final allocation of the acquisition cost is as follows:

At acquisition
(in millions of euros)	date
Acquisition cost (a)	170
Net book value acquired	214
Effects of fair value measurement(1):
Assets
Credit portfolio	37
Investment portfolio	70
Hedging instruments	(15)
Other	4
Liabilities
Transactions with customers	(66)
Debt securities	(3)
Net deferred tax	(1)
Net asset remeasured at fair value (b)	240
Badwill (a)-(b)	(70)

(1)

The effect of the bank’s financial assets and liabilities remeasurement as of the acquisition date will be reversed over future years in profit or loss (net banking profit classified in “Other operating income”) according to the maturity of underlying instruments.

The put option, relating to 20% of the share capital of Orange Bank, granted by Orange to Groupama and exercisable in 2023, was recorded as a financial liability on the acquisition date and the call option granted by Groupama on its remaining stake (15%) is an unrecognized contractual commitment (see Note 14.2).

Disposal of Telkom Kenya

In accordance with the agreement signed on November 6, 2015 with Helios Investment Partners, and after obtaining the required authorizations, the Group sold its entire stake in Telkom Kenya on June 10, 2016. This disposal had no material impact on income in 2016.

Accounting policies

Change of consolidation scope

Entities are fully consolidated if the Group has the following:

–  power over the investee; and

–  exposure, or rights, to variable returns from its involvement with the investee; and

–  the ability to use its power over the investee to affect the amount of the investor’s returns.

When assessing control, IFRS 10 requires judgment and continuous assessment.

Clarifications of when the ownership interest does not imply a de facto presumption are provided in Note 18 which lists the main consolidated entities.

Joint ventures and companies over which the Group exercises significant influence (generally corresponding to an ownership interest of 20% to 50%) are accounted for using the equity method.

When assessing the level of control or significant influence exercised over a subsidiary or associate, the existence and effect of any exercisable or convertible potential voting rights at the closing date is taken into account.

Material intragroup transactions and balances are eliminated.

Takeovers (business combinations)

Business combinations are accounted for using the acquisition method:

–  the acquisition cost is measured at the fair value of the consideration transferred, including all contingent consideration, at the acquisition date. Subsequent changes in the fair value of contingent consideration are accounted for either through profit or loss or through other comprehensive income, in accordance with the applicable standards;

–  goodwill is the difference between the consideration transferred and the fair value of the identifiable assets and liabilities assumed at the acquisition date, and is recognized as an asset in the statement of financial position. Considering the Group’s activity, the fair values of the identifiable assets relate mainly to licenses, to customer bases and to brands (which cannot be recognized as assets when internally developed), generating induced deferred taxes. The fair value of these assets, which cannot be observed, is established using commonly adopted methods, such as those based on revenues or costs (e.g.: the "Greenfield" method for the valuation of licenses, the "relief from royalty" method for the valuation of brands and the "excess earnings" method for customer bases).

For each business combination with an ownership interest below 100%, non-controlling interest is measured:

–  either at its fair value: in which case, goodwill is recognized for the portion relating to non-controlling interests;

–  or proportionate to its share of the acquiree's identifiable net assets: in which case, goodwill is only recognized for the share acquired.

Acquisition-related costs are directly recognized in operating income in the period in which they are incurred.

When a business combination is achieved in stages, the previously held equity interest is re-measured at fair value at the acquisition date through operating income. The related other comprehensive income, if any, is fully reclassified to profit or loss.

Internal transfer of consolidated shares

IFRS do not address the accounting treatment for the transfer of consolidated shares within the Group resulting in changes in ownership interest. The Group applies the following accounting policy:

–  the transferred shares are carried at historical cost and the gain or loss on the transfer is fully eliminated in the acquirer’s accounts;

–  the non-controlling interests are adjusted to reflect the change in their share in the equity against Group retained earnings, with no impact on profit and loss and equity.

Assets held for sale

The Group qualifies an asset or group of assets as “held for sale” when:

–  the management is committed to a plan to sell;

–  the asset is available for immediate sale in its current state (subject to any conditions precedent that are usual in such disposals); and

–  the sale is highly probable, within 12 months.

Thus, when the Group is committed to a plan to sell involving the loss of control or significant influence over one of its assets, it classifies all assets and liabilities of the entities concerned under a separate line in the statement of financial position: "Assets/Liabilities held for sale", at a value equal to the lower of the net carrying value and the fair value net of disposal costs.

In addition, when the asset or group of assets held for sale represents a major line of business, its contribution to the income statement is presented separately (below “consolidated net income of continuing operations”); its cash flow contribution is presented in the statement of cash flows.